Spun-off Businesses and Acquisition of Non-controlling Interest in Sky	12 Months Ended
Dec. 31, 2025
Spun-off Businesses and Acquisition of Non-controlling Interest in Sky
Spun-off Businesses and Acquisition of Non-controlling Interest in Sky
3.	Spun-off Businesses and Acquisition of Non-controlling Interest in Sky

Spun-off Businesses

In 2022 and 2023, the Board of Directors and the Stockholders of the Company, respectively, approved a spin-off of certain businesses that were part of its former Other Businesses segment (the “Spin-off”), including its fútbol operations, the Azteca Stadium, the gaming operations, and publishing and distribution of magazines, as well as certain related assets and liabilities (“Spun-off Businesses”). The Spin-off was carried out on January 31, 2024, by creating a new controlling entity of the Spun-off Businesses, Ollamani, S.A.B. (“Ollamani”), which at the time of the Spin-off had the same shareholding structure as the Company. The Group and Ollamani obtained all required corporate and regulatory authorizations for the Spin-off, and the shares of Ollamani began trading separately from the Company on the Mexican Stock Exchange on February 20, 2024, in the form of CPOs, under the ticker symbol “AGUILAS CPO”. Beginning in the first quarter of 2024, the Group began presenting the results of operations of the Spun-off Businesses as discontinued operations in its consolidated statements of income for the period of one month ended January 31, 2024, and for any comparative periods presented (see Notes 17, 26 and 28).

The carrying amount of consolidated net assets of the Group’s Spun-off Businesses as of December 31, 2023, represented 4.5% of the Group’s consolidated equity as of that date. The segment revenues and segment income of the Group’s Spun-off Businesses for the year ended December 31, 2023, represented 8.3% and 4.7%, respectively, of the Group’s total segment revenues and total segment income, respectively, for that year.

Acquisition of Non-controlling Interest in Sky

In April 2024, the Group reached an agreement with AT&T Inc. (“AT&T”) for the acquisition of a non-controlling interest in Sky to become owner of 100% of the equity stock of Sky. In June 2024, the Group received approval from the IFT for this transaction and acquired the 41.3% interest in Sky previously held by AT&T. As part of this agreement, the transaction price will be paid by the Group in 2027 and 2028 (see Notes 2 (b) and 19).